UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net Cash provided by Operating Activities
Net Cash provided by Operating Activities	$ 6,713	$ 13,023
Cash Flows from Investing Activities:
Returns of investments in unconsolidated joint ventures	936	1,340
Advances for asset acquisition from related parties (Note 5)	(1,000)	0
Net Cash provided by/(used in) Investing Activities	(64)	1,340
Cash Flows from Financing Activities:
Proceeds from debt	153,000	0
Principal payments of debt	(28,707)	(7,813)
Prepayment of debt	(97,876)	0
Proceeds from equity offerings, gross (Note 9)	0	13,561
Equity offerings costs	(40)	(1,260)
Dividends of Preferred shares (Note 5)	0	(3,485)
Payment of financing costs	(3,311)	0
Redemption of preferred shares	(43,916)	(26,293)
Proceeds from warrant exercises, net	0	12
Proceeds from short-term debt	28,000	0
Prepayments of short-term debt	(28,000)	0
Repayment of Vessel fair value participation liability	(4,956)	0
Net Cash (used in) Financing Activities	(25,806)	(25,278)
Net decrease in cash and cash equivalents and restricted cash	(19,157)	(10,915)
Cash and cash equivalents and restricted cash at beginning of year	39,956	24,544
Cash and cash equivalents and restricted cash at end of the period	20,799	13,629
Cash breakdown
Cash and cash equivalents	16,799	9,629
Restricted cash, non-current	4,000	4,000
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	9,137	8,814
Equity issuance costs included in liabilities	22	0
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	$ 0	$ 16